Income Taxes	6 Months Ended
Mar. 31, 2023
Income Taxes
Income Taxes

Note 13. Income Taxes

The Company maintains a full valuation allowance against its net deferred tax assets as of March 31, 2023 and September 30, 2022, based on the current assessment that it is not more likely than not these future benefits will be realized before expiration. No material income tax expense or benefit has been recorded given the valuation allowance position and projected taxable losses in the jurisdictions where the Company files income tax returns. The Company has not experienced any significant increases or decreases to its unrecognized tax benefits since September 30, 2022 and does not expect any within the next 12 months.

On August 16, 2022, the U.S. government enacted the Inflation Reduction Act (“IRA”), which, among other things, implements a 15% corporate alternative minimum tax based on the adjusted financial statement income for certain large corporations and a 1% excise tax on net share repurchases. The minimum tax and the excise tax, if applicable, are effective for fiscal years beginning after December 31, 2022. We do not expect the IRA to have a material impact on our financial position, results of operations or cash flows for the foreseeable future. We will continue to monitor additional guidance from the Internal Revenue Service.